Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Expenses

Accrued expenses at December 31, 2014 and 2013 consisted of the following:

	2014	2013
Accrued compensation	$4,462	$2,104
Direct container expense	2,077	1,916
Interest payable	3,964	4,420
Other	1,432	1,398

Total accrued expenses	$11,935	$9,838